American Century Investments®
Quarterly Portfolio Holdings
Avantis® Credit ETF (AVGB)
November 30, 2025

Avantis Credit ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.1%
Aerospace and Defense — 1.7%
Airbus SE, 1.375%, 5/13/31	EUR	100,000	107,686
General Electric Co., 6.75%, 3/15/32		100,000	114,102
			221,788
Automobiles — 3.3%
American Honda Finance Corp., 4.80%, 3/5/30		100,000	102,251
BMW U.S. Capital LLC, 3.375%, 2/2/34	EUR	90,000	104,253
Mercedes-Benz International Finance BV, 3.25%, 11/15/30	EUR	100,000	117,944
Toyota Motor Credit Corp., 5.10%, 3/21/31		100,000	104,255
			428,703
Banks — 12.0%
Bank of Montreal, 2.65%, 3/8/27		150,000	147,663
Bank of Montreal, 4.42%, 7/17/29	CAD	100,000	74,528
BNP Paribas SA, 1.25%, 7/13/31	GBP	100,000	109,348
BPCE SA, 4.375%, 7/13/28	EUR	100,000	120,807
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27		150,000	149,165
Credit Agricole SA, VRN, 3.125%, 1/26/29	EUR	100,000	117,071
HSBC Holdings PLC, VRN, 3.02%, 6/15/27	EUR	100,000	116,434
ING Bank NV, 4.125%, 10/2/26	EUR	100,000	117,928
Lloyds Banking Group PLC, VRN, 3.875%, 5/14/32	EUR	100,000	119,932
Royal Bank of Canada, 5.15%, 2/1/34		100,000	105,195
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27		150,000	149,155
Toronto-Dominion Bank, 5.30%, 1/30/32		100,000	105,041
UniCredit SpA, 4.00%, 3/5/34	EUR	100,000	120,144
			1,552,411
Beverages — 0.8%
Coca-Cola Co., 3.45%, 3/25/30		110,000	108,128
Biotechnology — 2.4%
AbbVie, Inc., 4.95%, 3/15/31		200,000	207,824
Amgen, Inc., 5.25%, 3/2/33		100,000	104,256
			312,080
Broadline Retail — 0.8%
eBay, Inc., 1.40%, 5/10/26		100,000	98,875
Capital Markets — 5.9%
Charles Schwab Corp., 3.30%, 4/1/27		150,000	148,844
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	50,000	50,158
Goldman Sachs Group, Inc., VRN, 3.50%, 1/23/33	EUR	90,000	105,785
Intercontinental Exchange, Inc., 3.625%, 9/1/28		150,000	148,686
LPL Holdings, Inc., 5.75%, 6/15/35		100,000	103,423
Morgan Stanley, VRN, 0.50%, 2/7/31	EUR	100,000	104,602
Nasdaq, Inc., 5.55%, 2/15/34		100,000	105,717
			767,215
Chemicals — 1.8%
BASF SE, 3.125%, 6/29/28	EUR	200,000	235,560
Commercial Services and Supplies — 0.7%
Waste Management, Inc., 1.15%, 3/15/28		100,000	94,176
Communications Equipment — 1.6%
Cisco Systems, Inc., 5.05%, 2/26/34		200,000	207,625

Construction and Engineering — 1.7%
Bouygues SA, 1.125%, 7/24/28	EUR	100,000	112,488
Vinci SA, 1.75%, 9/26/30	EUR	100,000	110,182
			222,670
Consumer Finance — 1.4%
American Express Co., VRN, 4.80%, 10/24/36		40,000	39,815
Andrew W Mellon Foundation, 0.95%, 8/1/27		150,000	143,399
			183,214
Consumer Staples Distribution & Retail — 0.8%
Tesco Corporate Treasury Services PLC, 0.375%, 7/27/29	EUR	100,000	106,360
Diversified REITs — 4.8%
Boston Properties LP, 4.50%, 12/1/28		100,000	100,589
Host Hotels & Resorts LP, 5.50%, 4/15/35		50,000	50,871
Mid-America Apartments LP, 1.10%, 9/15/26		110,000	107,585
Prologis LP, 5.00%, 3/15/34		100,000	102,522
Simon Property Group LP, 4.75%, 9/26/34		110,000	110,203
Ventas Realty LP, 4.00%, 3/1/28		150,000	149,732
			621,502
Diversified Telecommunication Services — 2.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	115,062
Bell Telephone Co. of Canada or Bell Canada, 4.55%, 2/9/30	CAD	140,000	104,328
British Telecommunications PLC, 5.75%, 12/7/28	GBP	50,000	69,322
			288,712
Electric Utilities — 1.7%
Enel Finance International NV, 3.875%, 3/9/29	EUR	100,000	120,237
Southern Co., 3.70%, 4/30/30		100,000	97,931
			218,168
Electrical Equipment — 0.8%
Emerson Electric Co., 1.80%, 10/15/27		100,000	96,504
Financial Services — 1.8%
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	100,000	114,286
Nykredit Realkredit AS, 4.00%, 7/17/28	EUR	100,000	119,796
			234,082
Food Products — 3.2%
Conagra Brands, Inc., 5.30%, 10/1/26		100,000	100,958
Hershey Co., 4.95%, 2/24/32		100,000	104,109
Kraft Heinz Foods Co., 3.75%, 4/1/30		110,000	107,738
Mars, Inc., 4.55%, 4/20/28(1)		100,000	101,267
			414,072
Health Care Equipment and Supplies — 1.8%
Becton Dickinson Euro Finance SARL, 3.55%, 9/13/29	EUR	100,000	118,869
Medtronic Global Holdings SCA, 3.00%, 10/15/28	EUR	100,000	117,381
			236,250
Health Care Providers and Services — 4.1%
Elevance Health, Inc., 4.75%, 2/15/30		100,000	102,170
HCA, Inc., 5.25%, 6/15/26		100,000	100,078
Humana, Inc., 5.375%, 4/15/31		125,000	129,355
UnitedHealth Group, Inc., 4.90%, 4/15/31		100,000	102,999
Universal Health Services, Inc., 4.625%, 10/15/29		100,000	100,676
			535,278
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35		75,000	72,843
Household Durables — 0.8%
Lennar Corp., 5.25%, 6/1/26		100,000	100,062

Industrial Conglomerates — 1.8%
Siemens Financieringsmaatschappij NV, 3.00%, 11/22/28	EUR	200,000	235,853
Insurance — 5.1%
Athene Global Funding, 5.58%, 1/9/29(1)		100,000	102,885
Chubb INA Holdings LLC, 4.65%, 8/15/29		200,000	204,698
Fairfax Financial Holdings Ltd., 3.95%, 3/3/31	CAD	150,000	108,703
Lincoln National Corp., 3.05%, 1/15/30		60,000	57,310
MetLife, Inc., 5.70%, 6/15/35		55,000	59,021
Prudential Financial, Inc., 5.20%, 3/14/35		125,000	128,935
			661,552
Interactive Media and Services — 1.2%
Alphabet, Inc., 4.375%, 11/15/32		75,000	75,935
Alphabet, Inc., 4.70%, 11/15/35		75,000	76,240
			152,175
Machinery — 1.2%
Caterpillar Financial Services Corp., 4.40%, 10/15/27		50,000	50,600
Caterpillar Financial Services Corp., 4.70%, 11/15/29		100,000	102,853
			153,453
Media — 0.7%
Videotron Ltd., 3.125%, 1/15/31	CAD	120,000	83,696
Metals and Mining — 0.8%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		100,000	100,570
Multi-Utilities — 0.9%
Engie SA, 1.375%, 2/28/29	EUR	100,000	111,283
Oil, Gas and Consumable Fuels — 8.2%
BP Capital Markets America, Inc., 4.70%, 4/10/29		100,000	102,091
Chevron USA, Inc., 4.69%, 4/15/30		100,000	102,629
ConocoPhillips Co., 5.00%, 1/15/35		100,000	102,361
Enbridge, Inc., 5.30%, 4/5/29		100,000	103,257
Energy Transfer LP, 5.25%, 4/15/29		100,000	102,937
Exxon Mobil Corp., 2.61%, 10/15/30		150,000	140,833
Inter Pipeline Ltd./AB, 5.76%, 2/17/28	CAD	130,000	97,803
Kinder Morgan, Inc., 5.40%, 2/1/34		100,000	103,635
TotalEnergies Capital International SA, 0.75%, 7/12/28	EUR	100,000	111,186
Williams Cos., Inc., 2.60%, 3/15/31		100,000	91,475
			1,058,207
Personal Care Products — 0.8%
Unilever Finance Netherlands BV, 1.625%, 2/12/33	EUR	100,000	105,157
Pharmaceuticals — 5.0%
AstraZeneca PLC, 3.75%, 3/3/32	EUR	100,000	121,253
Bayer AG, 4.625%, 5/26/33	EUR	75,000	92,702
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28		200,000	199,987
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	200,000	232,270
			646,212
Semiconductors and Semiconductor Equipment — 0.9%
Infineon Technologies AG, 1.625%, 6/24/29	EUR	100,000	111,651
Software — 1.2%
Microsoft Corp., 3.30%, 2/6/27		150,000	149,499
Specialized REITs — 3.2%
American Tower Corp., 3.80%, 8/15/29		100,000	98,539
Equinix, Inc., 3.20%, 11/18/29		110,000	105,729
VICI Properties LP, 5.125%, 5/15/32		100,000	100,898
Weyerhaeuser Co., 7.375%, 3/15/32		100,000	114,343
			419,509

Specialty Retail — 1.8%
AutoZone, Inc., 4.00%, 4/15/30		125,000	124,075
Richemont International Holding SA, 1.50%, 3/26/30	EUR	100,000	110,077
			234,152
Technology Hardware, Storage and Peripherals — 1.1%
Dell International LLC/EMC Corp., 6.02%, 6/15/26		20,000	20,122
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		125,000	125,907
			146,029
Textiles, Apparel and Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 9/7/33	EUR	100,000	119,227
NIKE, Inc., 2.85%, 3/27/30		110,000	105,168
			224,395
Water Utilities — 1.0%
American Water Capital Corp., 4.45%, 6/1/32		125,000	125,824
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC, 1.625%, 11/24/30	EUR	100,000	109,231
TOTAL CORPORATE BONDS (Cost $11,974,589)			12,184,726
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class		58,569	58,569
Treasury Bills(2) — 5.0%
U.S. Treasury Bills, 3.91%, 12/18/25		250,000	249,539
U.S. Treasury Bills, 3.94%, 1/15/26(3)		200,000	199,056
U.S. Treasury Bills, 3.97%, 3/5/26		200,000	198,078
			646,673
TOTAL SHORT-TERM INVESTMENTS (Cost $705,147)			705,242
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $12,679,736)			12,889,968
OTHER ASSETS AND LIABILITIES — 0.5%			61,757
TOTAL NET ASSETS — 100.0%			$12,951,725

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	473,352	CAD	664,760	Morgan Stanley	2/27/26	$(4,347)
USD	87,351	EUR	75,027	JPMorgan Chase Bank N.A.	2/27/26	(99)
USD	4,023,426	EUR	3,473,464	Morgan Stanley	2/27/26	(25,145)
USD	180,775	GBP	137,889	Morgan Stanley	2/27/26	(1,738)
						$(31,329)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	9	March 2026	$987,891	$1,498

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$650,000	$48,376	$6,425	$54,801

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $204,152, which represented 1.6% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $185,121.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$12,184,726	—
Short-Term Investments	$58,569	646,673	—
	$58,569	$12,831,399	—
Other Financial Instruments
Futures Contracts	$1,498	—	—
Swap Agreements	—	$54,801	—
	$1,498	$54,801	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$31,329	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.